Accumulated Other Comprehensive Income (Loss) [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Equity [Abstract]
Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests [Table Text Block]

	Six months ended September 30,
	2015	2016
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of period	¥2,304,555	¥1,995,314
Net change during the period	(396,849)	(132,427)
Effect of adopting new guidance on consolidation of certain variable interest entities	—	5,509

Balance at end of period	¥1,907,706	¥1,868,396

Net debt valuation adjustments:
Balance at beginning of period	¥—	¥(2,080)
Net change during the period	—	866

Balance at end of period	¥—	¥(1,214)

Net unrealized gains on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥2,708	¥4,516
Net change during the period	2,683	19,205

Balance at end of period	¥5,391	¥23,721

Defined benefit plans:
Balance at beginning of period	¥(187,640)	¥(317,422)
Net change during the period	(23,566)	18,291

Balance at end of period	¥(211,206)	¥(299,131)

Foreign currency translation adjustments:
Balance at beginning of period	¥947,632	¥620,931
Net change during the period	(28,230)	(730,374)
Effect of adopting new guidance on consolidation of certain variable interest entities	—	(1,636)

Balance at end of period	¥919,402	¥(111,079)

Balance at end of period	¥2,621,293	¥1,480,693

Before Tax and Net of Tax Changes in Each Component of Accumulated OCI [Table Text Block]

	Six months ended September 30,
	2015			2016
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized losses on investment securities	¥(448,876)	¥165,039	¥(283,837)	¥(71,019)	¥19,199	¥(51,820)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(117,170)	40,152	(77,018)	(120,742)	38,139	(82,603)

Net change	(566,046)	205,191	(360,855)	(191,761)	57,338	(134,423)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			35,994			(1,996)

Net unrealized losses on investment securities attributable to Mitsubishi UFJ Financial Group			(396,849)			(132,427)

Net debt valuation adjustments:
Net debt valuation adjustments	—	—	—	1,158	(364)	794
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	—	—	—	105	(33)	72

Net change	—	—	—	1,263	(397)	866
Net debt valuation adjustments attributable to noncontrolling interests			—			—

Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			—			866

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains on derivatives qualifying for cash flow hedges	13,443	(5,335)	8,108	41,833	(16,752)	25,081
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(8,937)	3,512	(5,425)	(9,678)	3,802	(5,876)

Net change	4,506	(1,823)	2,683	32,155	(12,950)	19,205
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—

Net unrealized gains on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			2,683			19,205

Defined benefit plans:
Defined benefit plans	(39,786)	13,804	(25,982)	15,910	(6,798)	9,112
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	4,109	(1,719)	2,390	13,598	(4,340)	9,258

Net change	(35,677)	12,085	(23,592)	29,508	(11,138)	18,370
Defined benefit plans attributable to noncontrolling interests			(26)			79

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			(23,566)			18,291

Foreign currency translation adjustments:
Foreign currency translation adjustments	(31,738)	1,543	(30,195)	(833,911)	72,740	(761,171)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(3,778)	916	(2,862)	2,641	(464)	2,177

Net change	(35,516)	2,459	(33,057)	(831,270)	72,276	(758,994)
Foreign currency translation adjustments attributable to noncontrolling interests			(4,827)			(28,620)

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(28,230)			(730,374)

Other comprehensive loss attributable to Mitsubishi UFJ Financial Group			¥(445,962)			¥(824,439)

Reclassification of Significant Items out of Accumulated OCI [Table Text Block]

	Six months ended September 30,
	2015	2016
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale securities	¥(123,134)	¥(153,607)	Investment securities gains—net
Other	5,964	32,865

	(117,170)	(120,742)	Total before tax
	40,152	38,139	Income tax expense

	¥(77,018)	¥(82,603)	Net of tax

Net debt valuation adjustments	¥—	¥105	Equity in earnings of equity method investees—net

	—	105	Total before tax
	—	(33)	Income tax expense

	¥—	¥72	Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(8,801)	¥(9,642)	Interest income on Loans, including fees
Other	(136)	(36)

	(8,937)	(9,678)	Total before tax
	3,512	3,802	Income tax expense

	¥(5,425)	¥(5,876)	Net of tax

Defined benefit plans
Net actuarial loss(1)	¥10,124	¥19,327
Prior service cost(1)	(5,425)	(5,273)
Loss (gain) on settlements and curtailment, and other(1)	(590)	(456)

	4,109	13,598	Total before tax
	(1,719)	(4,340)	Income tax expense

	¥2,390	¥9,258	Net of tax

Foreign currency translation adjustments	¥(3,778)	¥—	Other non-interest income
	—	2,641	Other non-interest expenses

	(3,778)	2,641	Total before tax
	916	(464)	Income tax expense

	¥(2,862)	¥2,177	Net of tax

Total reclassifications for the period	¥(125,776)	¥(114,076)	Total before tax
	42,861	37,104	Income tax expense

	¥(82,915)	¥(76,972)	Net of tax

Note:	(1)	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 7 for more information.